23. Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for legal and administrative proceedings [line items]
Tax process	R$ 840,637	R$ 849,408	R$ 528,320
Tax [Member]
Provision for legal and administrative proceedings [line items]
Tax process	333,717	271,214	R$ 180,643
Tax [Member] | Federal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Tax process	155,495	82,033
Tax [Member] | State Taxes [Member]
Provision for legal and administrative proceedings [line items]
Tax process	93,790	103,546
Tax [Member] | Municipal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Tax process	8,227	1,713
Tax [Member] | Tim S.A. Proceedings (Purchase Price Allocation) [Member]
Provision for legal and administrative proceedings [line items]
Tax process	R$ 76,205	R$ 83,922